SARATOGA ADVANTAGE TRUST

Class B and Class C

Incorporated herein by reference are the definitive versions of the Class B and Class C prospectuses for the Saratoga Advantage Trust  filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 9, 2012 (SEC Accession No. 0000910472-12-000068).